ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)		12 Months Ended
	May 12, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 19, 2016	Oct. 19, 2010
Initial public offering | shares	1,333,333
Public offering price | $ / shares	$ 6.00
Gross proceeds before commisissions	$ 8,000,000
Net proceeds	$ 4,800,000
Total value of non controlling interest			$ 453,669	$ 0
Yi Xin BVI [Member]
Ownership interest						100.00%
China Liberal Bejing [Member] | February 01, 2019 [Member]
Cash Paid To Acquire Non Controlling Interest		$ 453,669
Total value of non controlling interest		$ 540,907
Ownership interest		100.00%
Boya Hong Kong [Member]
Ownership interest					100.00%
Registered capital		$ 5,100,000
Proportion Of Ownership Interest				91.1772%
Ownership interest owned by shareholders				8.8228%
Number of shareholders | integer		5